Document and Entity Information	3 Months Ended
Mar. 30, 2013
Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Mar. 30, 2013
Entity Registrant Name	US FOODS, INC.
Entity Central Index Key	0001561951
Entity Filer Category	Non-accelerated Filer